Selected Financial Data	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Selected Financial Data

Selected Financial Data

(dollars in thousands except ratios, per share and shares outstanding information)

	2019	2018	2017	2016	2015
Summary of Operations
Interest income	$23,767	$21,873	$19,340	$18,046	$17,847
Interest expense	3,565	1,882	1,277	1,310	1,733
Net interest income	20,202	19,991	18,063	16,736	16,114
Provision for (recovery of) loan losses	(588)	90	(236)	(88)	(620)
Noninterest income	9,005	8,279	8,425	9,357	7,712
Noninterest expense	25,937	25,124	23,304	23,075	21,633
Income taxes	771	579	1,809	895	806
Net income	$3,087	$2,477	$1,611	$2,211	$2,007
Less: Net income attributable to noncontrolling interest	(564)	(570)	(592)	(593)	(592)
Less: Dividends on preferred stock	$—	$—	$—	$—	$—
Net Income (loss) available to common shareholders	$2,523	$1,907	$1,019	$1,618	$1,415
Per Common Share
Net income – basic (1)	$0.35	$0.26	$0.14	$0.21	$0.19
Net income (loss) – diluted (1)	0.35	0.26	0.14	0.21	0.19
Book value (1)	5.38	4.75	4.58	4.40	4.33
Weighted Average Shares
Outstanding:
Basic (1)	7,199,262	7,229,333	7,427,036	7,531,360	7,634,024
Diluted (1)	7,199,262	7,229,333	7,427,804	7,531,470	7,634,024
Ratios
Return on average assets	0.48%	0.40%	0.28%	0.41%	0.38%
Return on average equity	6.43%	5.57%	3.62%	4.99%	4.65%
Average equity to average assets	7.43%	7.26%	7.78%	8.29%	8.27%
Selected Year-end Balances
Assets	$656,793	$632,304	$577,253	$548,230	$532,202
Loans held for investment	357,950	369,970	356,871	341,829	320,132
Securities	101,952	102,136	107,201	117,889	100,500
Deposits	585,878	566,901	512,628	485,719	467,733
Borrowed funds	10,618	11,164	11,286	12,208	15,305
Shareholders’ equity	48,858	45,175	44,540	43,525	43,314
Selected Average Balances
Assets	$645,681	$612,403	$572,630	$534,296	$521,699
Loans held for investment	369,540	369,419	348,980	334,317	316,485
Securities	100,775	103,223	113,025	107,396	112,348
Deposits	575,480	548,296	509,352	470,921	458,655
Borrowed funds	10,956	11,284	11,679	12,898	14,432
Shareholders’ equity	47,993	44,468	44,542	44,283	43,123

(1)

Net income per share, book value per share, weighted average shares outstanding and shares outstanding at year-end for years 2018 through 2015 have been adjusted to reflect the 2% stock dividends in 2019, 2018, 2017 and 2016.